UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2013

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT             APRIL 30, 2013

Global Real Estate Fund

Table of Contents

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	19
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended April 30, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the 2012 U.S. presidential election and year-end federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by major central banks—particularly the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan—encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds. These aggressive monetary policies included a third round of bond buying (quantitative easing, QE3) by the Fed and extensions of other easing measures.

In this environment, U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership for the reporting period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 14.42% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned 1.52%, according to Barclays, as its yield declined slightly, from 1.69% to 1.67%, suppressed by low inflation and QE3.

Under the influence of monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

2

Independent Chairman's Letter

Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

3

Performance

Total Returns as of April 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ARYVX	16.65%	28.17%	13.20%	4/29/11
MSCI All Country World IMI Real Estate Index	—	19.19%	27.65%	12.20%	—
MSCI All Country World Index	—	13.46%	15.02%	4.12%	—
Institutional Class	ARYNX	16.77%	28.43%	13.43%	4/29/11
A Class No sales charge* With sales charge*	ARYMX	16.47% 9.81%	27.86% 20.45%	12.92% 9.63%	4/29/11
C Class No sales charge* With sales charge*	ARYTX	16.06% 15.06%	26.97% 26.97%	12.08% 12.08%	4/29/11
R Class	ARYWX	16.39%	27.54%	12.64%	4/29/11

*

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.21%	1.01%	1.46%	2.21%	1.71%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

APRIL 30, 2013
Top Ten Holdings	% of net assets
Simon Property Group, Inc.	5.7%
Ventas, Inc.	3.5%
HCP, Inc.	3.5%
Health Care REIT, Inc.	3.3%
ProLogis, Inc.	3.2%
Mitsubishi Estate Co. Ltd.	3.0%
Vornado Realty Trust	2.9%
Brookfield Asset Management, Inc. Class A	2.7%
Macerich Co. (The)	2.6%
Host Hotels & Resorts, Inc.	2.5%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	53.2%
Domestic Common Stocks	45.5%
Total Common Stocks	98.7%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	0.2%

Investments by Country	% of net assets
United States	45.5%
Japan	12.6%
Hong Kong	7.8%
Australia	6.6%
United Kingdom	4.7%
China	3.9%
Singapore	3.7%
Canada	3.5%
France	2.3%
Other Countries	8.1%
Cash and Equivalents*	1.3%
*Includes temporary cash investments and other assets and liabilities.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period(1) 11/1/12 – 4/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,166.50	$6.45	1.20%
Institutional Class	$1,000	$1,167.70	$5.37	1.00%
A Class	$1,000	$1,164.70	$7.78	1.45%
C Class	$1,000	$1,160.60	$11.79	2.20%
R Class	$1,000	$1,163.90	$9.12	1.70%
Hypothetical
Investor Class	$1,000	$1,018.84	$6.01	1.20%
Institutional Class	$1,000	$1,019.84	$5.01	1.00%
A Class	$1,000	$1,017.60	$7.25	1.45%
C Class	$1,000	$1,013.89	$10.99	2.20%
R Class	$1,000	$1,016.36	$8.50	1.70%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

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Schedule of Investments

APRIL 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 98.7%
AUSTRALIA — 6.6%
Charter Hall Group	146,227	$645,789
Goodman Group	176,691	954,345
GPT Group	136,161	578,748
Mirvac Group	482,443	885,263
Westfield Group	89,745	1,083,901
		4,148,046
BRAZIL — 0.5%
Aliansce Shopping Centers SA	27,900	315,989
CANADA — 3.5%
Allied Properties Real Estate Investment Trust	12,985	444,541
Brookfield Asset Management, Inc. Class A	44,599	1,721,075
		2,165,616
CHINA — 3.9%
China Overseas Grand Oceans Group Ltd.	246,000	386,745
China Overseas Land & Investment Ltd.	204,000	623,029
China Resources Land Ltd.	190,000	575,375
Country Garden Holdings Co.(1)	768,000	435,456
Shimao Property Holdings Ltd.	203,500	438,461
		2,459,066
FRANCE — 2.3%
Gecina SA	3,461	416,188
Unibail-Rodamco SE	3,901	1,019,778
		1,435,966
GERMANY — 0.7%
TAG Immobilien AG	33,573	406,769
HONG KONG — 7.8%
Cheung Kong Holdings Ltd.	33,000	496,691
CSI Properties Ltd.	5,420,000	254,931
Link Real Estate Investment Trust (The)	199,500	1,129,878
New World Development Co. Ltd.	353,000	615,919
Sun Hung Kai Properties Ltd.	66,000	954,260
Wharf Holdings Ltd.	114,000	1,017,313
Wheelock & Co. Ltd.	81,000	450,919
		4,919,911
INDONESIA — 1.5%
PT Ciputra Development Tbk	2,173,500	308,504
PT Lippo Karawaci Tbk	2,161,000	300,062
PT Pakuwon Jati Tbk	8,047,500	335,226
		943,792
JAPAN — 12.6%
Daiwa House Industry Co. Ltd.	30,000	677,643
GLP J-REIT	372	383,123
Japan Real Estate Investment Corp.	46	616,259
Japan Retail Fund Investment Corp.	208	492,876
Mitsubishi Estate Co. Ltd.	58,000	1,883,059
Mitsui Fudosan Co. Ltd.	40,000	1,358,158
Nippon Building Fund, Inc.	49	704,703
Nippon Prologis REIT, Inc.(1)	46	425,152
Sumitomo Realty & Development Co. Ltd.	20,000	943,735
Tokyu Land Corp.	34,000	416,782
		7,901,490
MEXICO — 0.6%
Corp. Inmobiliaria Vesta SAB de CV	148,727	342,840
NETHERLANDS — 0.7%
Corio NV	9,571	443,490
PHILIPPINES — 1.3%
Ayala Land, Inc.	666,900	525,775
SM Prime Holdings, Inc.	647,550	314,650
		840,425
SINGAPORE — 3.7%
CapitaLand Ltd.	288,000	874,499
CapitaMalls Asia Ltd.	214,000	364,862
Keppel Land Ltd.	173,000	570,252
Mapletree Industrial Trust	381,000	485,646
		2,295,259
SOUTH AFRICA — 0.8%
Capital Property Fund	132,667	174,455
Growthpoint Properties Ltd.	107,333	352,733
		527,188
SWITZERLAND — 1.0%
Swiss Prime Site AG	7,891	647,116
THAILAND — 1.0%
Central Pattana PCL	93,300	317,888
Quality Houses PCL	1,700,500	244,501
Quality Houses PCL NVDR	446,600	64,213
		626,602
UNITED KINGDOM — 4.7%
Big Yellow Group plc	57,123	358,034
Capital & Counties Properties plc	122,700	587,036
Countrywide plc(1)	71,605	518,042
Derwent London plc	16,921	606,903

8

	Shares/ Principal Amount	Value
Great Portland Estates plc	71,454	$590,483
Taylor Wimpey plc	218,618	315,819
		2,976,317
UNITED STATES — 45.5%
Apartment Investment & Management Co., Class A	45,033	1,400,977
DCT Industrial Trust, Inc.	170,152	1,332,290
Douglas Emmett, Inc.	50,484	1,321,166
Forest City Enterprises, Inc. Class A(1)	71,417	1,333,356
HCP, Inc.	41,249	2,198,572
Health Care REIT, Inc.	27,608	2,069,772
Host Hotels & Resorts, Inc.	84,522	1,544,217
Hudson Pacific Properties, Inc.	44,689	1,019,356
Kilroy Realty Corp.	25,944	1,468,171
Macerich Co. (The)	23,615	1,654,231
Newcastle Investment Corp.	100,576	1,139,526
Parkway Properties, Inc.	55,026	1,003,124
ProLogis, Inc.	47,939	2,011,041
Simon Property Group, Inc.	19,971	3,556,236
Taubman Centers, Inc.	17,334	1,482,230
Ventas, Inc.	27,891	2,220,960
Vornado Realty Trust	20,772	1,818,796
		28,574,021
TOTAL COMMON STOCKS (Cost $54,644,974)		61,969,903
Temporary Cash Investments — 1.1%
Federal Home Loan Bank Discount Notes, 0.00%, 5/1/13(2)	717,000	717,000
SSgA U.S. Government Money Market Fund	522	522
TOTAL TEMPORARY CASH INVESTMENTS (Cost $717,522)		717,522
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $55,362,496)		62,687,425
OTHER ASSETS AND LIABILITIES — 0.2%		115,221
TOTAL NET ASSETS — 100.0%		$62,802,646

Sub-Industry Allocation
(as a % of net assets)
Diversified Real Estate Activities	19.5%
Retail REITs	17.3%
Specialized REITs	13.4%
Office REITs	12.4%
Industrial REITs	8.9%
Real Estate Development	8.4%
Diversified REITs	7.3%
Real Estate Operating Companies	7.0%
Residential REITs	2.2%
Mortgage REITs	1.8%
Homebuilding	0.5%
Cash and Equivalents*	1.3%
*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

NVDR = Non-Voting Depositary Receipt

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $55,362,496)	$62,687,425
Foreign currency holdings, at value (cost of $45,676)	46,221
Receivable for investments sold	1,123,732
Receivable for capital shares sold	300,737
Dividends and interest receivable	127,844
Other assets	411
64,286,370

Liabilities
Payable for investments purchased	1,367,625
Payable for capital shares redeemed	54,506
Accrued management fees	58,188
Distribution and service fees payable	3,405
1,483,724

Net Assets	$62,802,646

Net Assets Consist of:
Capital (par value and paid-in surplus)	$54,247,765
Disbursements in excess of net investment income	(410,747)
Undistributed net realized gain	1,642,005
Net unrealized appreciation	7,323,623
$62,802,646

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$40,755,101	3,391,083	$12.02
Institutional Class, $0.01 Par Value	$8,456,005	703,575	$12.02
A Class, $0.01 Par Value	$11,845,739	985,698	$12.02	*
C Class, $0.01 Par Value	$1,214,234	101,209	$12.00
R Class, $0.01 Par Value	$531,567	44,224	$12.02
*Maximum offering price $12.75 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $27,244)	$ 627,005
Interest	74
627,079

Expenses:
Management fees	271,371
Distribution and service fees:
A Class	7,574
C Class	3,907
R Class	1,183
Directors’ fees and expenses	895
Other expenses	260
285,190

Net investment income (loss)	341,889

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $3,539)	1,885,914
Foreign currency transactions	(9,499)
1,876,415

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $2,596)	5,288,871
Translation of assets and liabilities in foreign currencies	(908)
5,287,963

Net realized and unrealized gain (loss)	7,164,378

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,506,267

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED) AND PERIODS ENDED OCTOBER 31, 2012 AND MARCH 31, 2012
Increase (Decrease) in Net Assets	April 30, 2013	October 31, 2012(1)	March 31, 2012(2)
Operations
Net investment income (loss)	$341,889	$113,929	$66,282
Net realized gain (loss)	1,876,415	923,562	(77,654)
Change in net unrealized appreciation (depreciation)	5,287,963	1,226,713	808,947
Net increase (decrease) in net assets resulting from operations	7,506,267	2,264,204	797,575

Distributions to Shareholders
From net investment income:
Investor Class	(860,795)	—	(44,826)
Institutional Class	(166,138)	—	(3,528)
A Class	(99,374)	—	(2,013)
C Class	(14,950)	—	—
R Class	(12,279)	—	(1,140)
From net realized gains:
Investor Class	(600,706)	—	—
Institutional Class	(109,402)	—	—
A Class	(74,980)	—	—
C Class	(14,908)	—	—
R Class	(10,084)	—	—
Decrease in net assets from distributions	(1,963,616)	—	(51,507)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	27,896,592	17,080,037	9,273,094

Net increase (decrease) in net assets	33,439,243	19,344,241	10,019,162

Net Assets
Beginning of period	29,363,403	10,019,162	—
End of period	$62,802,646	$29,363,403	$10,019,162

Undistributed (disbursements in excess of) net investment income	$(410,747)	$400,900	$87,749

(1)	April 1, 2012 through October 31, 2012. The fund’s fiscal year end was changed from March 31 to October 31, resulting in a seven-month annual reporting period.

(2)	April 29, 2011 (fund inception) through March 31, 2012.

 See Notes to Financial Statements.

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Notes to Financial Statements

 APRIL 30, 2013 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. All classes of the fund commenced sale on April 29, 2011, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

13

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

14

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.20% for the Investor Class, A Class, C Class and R Class and 1.00% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 13% of the shares of the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2013 were $141,571,778 and $115,206,478, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2013		Period ended October 31, 2012(1)		Period ended March 31, 2012(2)
	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		100,000,000		100,000,000
Sold	1,882,088	$20,810,003	1,727,891	$17,709,157	854,623	$7,552,260
Issued in reinvestment of distributions	137,802	1,449,682	—	—	5,108	42,702
Redeemed	(752,386)	(8,261,996)	(354,983)	(3,686,706)	(109,060)	(1,017,719)
	1,267,504	13,997,689	1,372,908	14,022,451	750,671	6,577,243
Institutional Class/Shares Authorized	50,000,000		50,000,000		50,000,000
Sold	554,778	6,044,060	145,550	1,552,183	124,215	1,185,652
Issued in reinvestment of distributions	26,217	275,540	—	—	422	3,528
Redeemed	(125,950)	(1,456,930)	(21,136)	(215,464)	(521)	(5,041)
	455,045	4,862,670	124,414	1,336,719	124,116	1,184,139
A Class/Shares Authorized	50,000,000		50,000,000		50,000,000
Sold	817,170	9,161,379	157,703	1,596,549	71,516	703,821
Issued in reinvestment of distributions	16,558	174,354	—	—	240	2,013
Redeemed	(74,004)	(847,134)	(3,485)	(35,928)	—	—
	759,724	8,488,599	154,218	1,560,621	71,756	705,834
C Class/Shares Authorized	50,000,000		50,000,000		50,000,000
Sold	44,390	502,045	16,180	162,080	40,466	403,814
Issued in reinvestment of distributions	2,833	29,858	—	—	—	—
Redeemed	(2,364)	(26,364)	(296)	(2,755)	—	—
	44,859	505,539	15,884	159,325	40,466	403,814
R Class/Shares Authorized	50,000,000		50,000,000		50,000,000
Sold	1,768	19,732	92	921	40,106	400,924
Issued in reinvestment of distributions	2,122	22,363	—	—	136	1,140
	3,890	42,095	92	921	40,242	402,064
Net increase (decrease)	2,531,022	$27,896,592	1,667,516	$17,080,037	1,027,251	$9,273,094

(1)	April 1, 2012 through October 31, 2012. The fund’s fiscal year end was changed from March 31 to October 31, resulting in a seven-month annual reporting period.

(2)	April 29, 2011 (fund inception) through March 31, 2012.

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6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Foreign Common Stocks	$1,721,075	$31,674,807	—
Domestic Common Stocks	28,574,021	—	—
Temporary Cash Investments	522	717,000	—
Total Value of Investment Securities	$30,295,618	$32,391,807	—

7. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$56,596,328
Gross tax appreciation of investments	$6,138,436
Gross tax depreciation of investments	(47,339)
Net tax appreciation (depreciation) of investments	$6,091,097

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

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Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)		Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$10.90	0.08	1.65		1.73	(0.36)	(0.25)	(0.61)	$12.02	16.65%	1.20%(4)	1.50%(4)	250%	$40,755
2012(5)	$9.75	0.07	1.08		1.15	—	—	—	$10.90	11.68%	1.20%(4)	1.15%(4)	264%	$23,143
2012(6)	$10.00	0.14	(0.32)	(7)	(0.18)	(0.07)	—	(0.07)	$9.75	(1.57)%	1.21%(4)	1.63%(4)	462%	$7,322
Institutional Class
2013(3)	$10.91	0.09	1.65		1.74	(0.38)	(0.25)	(0.63)	$12.02	16.77%	1.00%(4)	1.70%(4)	250%	$8,456
2012(5)	$9.75	0.08	1.08		1.16	—	—	—	$10.91	11.90%	1.00%(4)	1.35%(4)	264%	$2,711
2012(6)	$10.00	0.17	(0.33)	(7)	(0.16)	(0.09)	—	(0.09)	$9.75	(1.47)%	1.01%(4)	1.83%(4)	462%	$1,210
A Class
2013(3)	$10.89	0.08	1.63		1.71	(0.33)	(0.25)	(0.58)	$12.02	16.47%	1.45%(4)	1.25%(4)	250%	$11,846
2012(5)	$9.76	0.06	1.07		1.13	—	—	—	$10.89	11.58%	1.45%(4)	0.90%(4)	264%	$2,460
2012(6)	$10.00	0.12	(0.31)	(7)	(0.19)	(0.05)	—	(0.05)	$9.76	(1.82)%	1.46%(4)	1.38%(4)	462%	$700
C Class
2013(3)	$10.83	0.03	1.64		1.67	(0.25)	(0.25)	(0.50)	$12.00	16.06%	2.20%(4)	0.50%(4)	250%	$1,214
2012(5)	$9.75	0.02	1.06		1.08	—	—	—	$10.83	11.08%	2.20%(4)	0.15%(4)	264%	$610
2012(6)	$10.00	0.05	(0.30)	(7)	(0.25)	—	—	—	$9.75	(2.50)%	2.21%(4)	0.63%(4)	462%	$394

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For a Share Outstanding Throughout the Periods Indicated
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)		Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2013(3)	$10.87	0.05	1.65		1.70	(0.30)	(0.25)	(0.55)	$12.02	16.39%	1.70%(4)	1.00%(4)	250%	$532
2012(5)	$9.76	0.05	1.06		1.11	—	—	—	$10.87	11.37%	1.70%(4)	0.65%(4)	264%	$439
2012(6)	$10.00	0.09	(0.30)	(7)	(0.21)	(0.03)	—	(0.03)	$9.76	(2.07)%	1.71%(4)	1.13%(4)	462%	$393

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2013 (unaudited).
(4)	Annualized.
(5)	April 1, 2012 through October 31, 2012. The fund’s fiscal year end was changed from March 31 to October 31, resulting in a seven-month annual reporting period.
(6)	April 29, 2011 (fund inception) through March 31, 2012.
(7)

Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

See Notes to Financial Statements.

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Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Capital Portfolios, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78331 1306

SEMIANNUAL REPORT          APRIL 30, 2013

Real Estate Fund

Table of Contents

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	19
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended April 30, 2013. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com. Also, the next annual report will provide additional perspective from our portfolio management team.

“Risk-On” Rally since November Elections, Further Aggressive Monetary Intervention

During the six-month period ended April 30, 2013, the U.S. capital markets benefited from improved investor confidence after uncertainties relating to the 2012 U.S. presidential election and year-end federal fiscal policy deadlines were largely resolved. In addition, continued aggressive monetary intervention by major central banks—particularly the U.S. Federal Reserve (the Fed), the European Central Bank, and the Bank of Japan—encouraged investors to take more risk and reach for yield, boosting the performance of stocks and high-yield bonds over government bonds. These aggressive monetary policies included a third round of bond buying (quantitative easing, QE3) by the Fed and extensions of other easing measures.

In this environment, U.S. mid-cap and value stocks and non-U.S. stocks achieved performance leadership for the reporting period. U.S. mid-cap and value stock indices and the MSCI EAFE Index all outpaced the S&P 500 Index’s 14.42% return. High-yield corporate bond indices led the U.S. bond market. Treasury securities and benchmarks lagged. For example, the 10-year U.S. Treasury note returned 1.52%, according to Barclays, as its yield declined slightly, from 1.69% to 1.67%, suppressed by low inflation and QE3.

Under the influence of monetary intervention, the U.S. and global economies are showing signs of improvement this year, but we still expect the U.S. recovery to be subpar, hampered by high unemployment and lingering fiscal and overseas concerns. Under these conditions, we continue to believe in a disciplined, diversified, long-term investment approach, using professionally managed stock and bond portfolios for meeting financial goals. We appreciate your continued trust in us in this challenging environment.

Sincerely,

Jonathan Thomas

President and Chief Executive Officer

American Century Investments

Independent Chairman's Letter

Don Pratt

Dear Fellow Shareholders,

In 2012, identity theft impacted 12.6 million Americans and roughly 16.5% or 2.1 million of those attacks took place in retirement or investment accounts. At a recent meeting, the board discussed the programs in place at American Century Investments to help protect shareholder accounts from identity theft and similar threats. As a part of that effort, American Century Investments’ personnel investigate possible identity theft events on an almost daily basis. In order to protect financial accounts from theft, there are several steps that every investor should take.

If you travel, take steps to ensure your mail is secure. Request a vacation hold or ask a trusted relative or friend to collect mail for you. If you are expecting financial paperwork, be mindful of when it is to arrive or have it delivered to a place other than your home. Consider using a post office box as a secure alternative.

When discarding documents, be sure to shred or otherwise destroy any receipts, credit offers, bank statements, insurance forms, or similar documents containing personal or financial information.

Be creative with electronic passwords and keep them private. For example, think of a phrase and use the first letter of each word as your password or substitute numbers for similarly appearing letters (4 for A, 8 for G, etc.).

Finally, be alert to impersonators. Do not give personal information over the phone unless you initiated the contact. If you receive an email asking you for information regarding an account, do not respond to the email or click any links. Rather, contact the company through their official website or call the customer service number listed on your account statement.

These few precautions could prevent a major identity theft problem. If you would like to know more about protecting your American Century Investments accounts, please visit our website at www.americancentury.com/security/protect_yourself_online.jsp.

If you have any thoughts you would like to share with the board, send them to dhpratt@fundboardchair.com. Thank you for your loyalty as an American Century Investments shareholder.

Best regards,

Don Pratt

Performance

Total Returns as of April 30, 2013
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	REACX	16.05%	16.58%	4.87%	11.78%	11.82%	9/21/95(2)
MSCI U.S. REIT Index	—	19.20%	19.20%	6.91%	12.58%	11.54%	—
S&P 500 Index	—	14.42%	16.89%	5.21%	7.88%	7.82%	—
Institutional Class	REAIX	16.17%	16.81%	5.07%	12.01%	10.25%	6/16/97
A Class(3)	AREEX						10/6/98
No sales charge*		15.92%	16.31%	4.61%	11.52%	11.48%
With sales charge*		9.24%	9.63%	3.38%	10.86%	11.02%
C Class	ARYCX						9/28/07
No sales charge*		15.48%	15.43%	3.85%	—	2.16%
With sales charge*		14.48%	15.43%	3.85%	—	2.16%
R Class	AREWX	15.77%	15.98%	4.35%	—	2.65%	9/28/07

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	The inception date for RREEF Real Estate Securities Fund, Real Estate’s predecessor. That fund merged with Real Estate on 6/13/97 and Real Estate was first offered to the public on 6/16/97.
(3)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been adjusted to reflect this charge.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	A Class	C Class	R Class
1.15%	0.95%	1.40%	2.15%	1.65%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund may be subject to certain risks similar to those associated with direct investment in real estate. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Fund Characteristics

APRIL 30, 2013
Top Ten Holdings	% of net assets
Simon Property Group, Inc.	11.5%
Ventas, Inc.	5.6%
HCP, Inc.	5.6%
ProLogis, Inc.	4.9%
Health Care REIT, Inc.	4.9%
Vornado Realty Trust	3.8%
Public Storage	3.7%
Host Hotels & Resorts, Inc.	3.6%
Equity Residential	3.5%
Macerich Co. (The)	3.3%

Sub-Industry Allocation	% of net assets
Specialized REITs	27.5%
Retail REITs	26.9%
Office REITs	16.0%
Residential REITs	13.7%
Industrial REITs	7.2%
Diversified REITs	3.8%
Hotels, Resorts and Cruise Lines	1.0%
Real Estate Operating Companies	0.9%
Homebuilding	0.8%
Mortgage REITs	0.7%
Building Products	0.7%
Cash and Equivalents*	0.8%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	0.1%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2012 to April 30, 2013.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period(1) 11/1/12 - 4/30/13	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,160.50	$6.11	1.14%
Institutional Class	$1,000	$1,161.70	$5.04	0.94%
A Class	$1,000	$1,159.20	$7.44	1.39%
C Class	$1,000	$1,154.80	$11.43	2.14%
R Class	$1,000	$1,157.70	$8.77	1.64%
Hypothetical
Investor Class	$1,000	$1,019.14	$5.71	1.14%
Institutional Class	$1,000	$1,020.13	$4.71	0.94%
A Class	$1,000	$1,017.90	$6.95	1.39%
C Class	$1,000	$1,014.18	$10.69	2.14%
R Class	$1,000	$1,016.66	$8.20	1.64%

(1)

Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

APRIL 30, 2013 (UNAUDITED)

	Shares	Value
Common Stocks — 99.2%
BUILDING PRODUCTS — 0.7%
Fortune Brands Home & Security, Inc.(1)	300,208	$ 10,924,569
DIVERSIFIED REITs — 3.8%
Vornado Realty Trust	691,979	60,589,681
HOMEBUILDING — 0.8%
D.R. Horton, Inc.	270,275	7,048,772
PulteGroup, Inc.(1)	305,605	6,414,649
		13,463,421
HOTELS, RESORTS AND CRUISE LINES — 1.0%
Starwood Hotels & Resorts Worldwide, Inc.	76,800	4,955,136
Wyndham Worldwide Corp.	188,427	11,320,694
		16,275,830
INDUSTRIAL REITs — 7.2%
DCT Industrial Trust, Inc.	2,916,791	22,838,473
First Industrial Realty Trust, Inc.	765,289	13,729,285
ProLogis, Inc.	1,879,363	78,839,278
		115,407,036
MORTGAGE REITs — 0.7%
Newcastle Investment Corp.	984,629	11,155,847
OFFICE REITs — 16.0%
Boston Properties, Inc.	377,247	41,282,139
Corporate Office Properties Trust	348,394	10,099,942
Digital Realty Trust, Inc.	422,293	29,780,102
Douglas Emmett, Inc.	1,099,648	28,777,788
Duke Realty Corp.	1,391,514	24,546,307
Highwoods Properties, Inc.	411,988	16,903,868
Hudson Pacific Properties, Inc.	433,088	9,878,737
Kilroy Realty Corp.	798,558	45,190,397
Parkway Properties, Inc.	925,354	16,869,204
SL Green Realty Corp.	369,494	33,513,106
		256,841,590
REAL ESTATE OPERATING COMPANIES — 0.9%
Forest City Enterprises, Inc. Class A(1)	745,465	13,917,832
RESIDENTIAL REITs — 13.7%
Apartment Investment & Management Co., Class A	910,731	28,332,841
AvalonBay Communities, Inc.	334,851	44,548,577
BRE Properties, Inc.	164,089	8,283,213
Camden Property Trust	381,173	27,574,055
Equity Residential	960,978	55,794,383
Essex Property Trust, Inc.	149,663	23,504,574
Post Properties, Inc.	189,998	9,391,601
Sun Communities, Inc.	196,769	10,064,734
UDR, Inc.	488,929	12,017,875
		219,511,853
RETAIL REITs — 26.9%
Acadia Realty Trust	249,764	7,130,762
CBL & Associates Properties, Inc.	669,898	16,171,338
DDR Corp.	1,309,372	24,013,882
Equity One, Inc.	661,850	16,870,556
Federal Realty Investment Trust	82,437	9,645,953
General Growth Properties, Inc.	1,620,669	36,821,600
Kimco Realty Corp.	480,293	11,421,368
Macerich Co. (The)	758,517	53,134,116
Regency Centers Corp.	182,147	10,247,590
Simon Property Group, Inc.	1,030,951	183,581,445
Taubman Centers, Inc.	444,276	37,990,041
Weingarten Realty Investors	684,030	23,304,902
		430,333,553
SPECIALIZED REITs — 27.5%
Extra Space Storage, Inc.	607,874	26,491,149
HCP, Inc.	1,679,061	89,493,951
Health Care REIT, Inc.	1,037,919	77,812,787
Host Hotels & Resorts, Inc.	3,165,770	57,838,618
Pebblebrook Hotel Trust	326,411	8,865,323
Public Storage	362,035	59,735,775
RLJ Lodging Trust	633,095	14,586,509
Sunstone Hotel Investors, Inc.(1)	1,292,590	16,041,042
Ventas, Inc.	1,126,244	89,682,810
		440,547,964
TOTAL COMMON STOCKS (Cost $1,094,392,631)		1,588,969,176
Temporary Cash Investments — 0.7%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $1,351,493), in a joint trading account at 0.12%, dated 4/30/13, due 5/1/13 (Delivery value $1,324,941)	1,324,937
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/15, valued at $8,106,201), in a joint trading account at 0.09%, dated 4/30/13, due 5/1/13 (Delivery value $7,949,640)	7,949,620

Shares	Value

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.50%,

8/15/39, valued at $1,352,867), in a joint trading account at 0.08%, dated 4/30/13, due 5/1/13 (Delivery value

$1,324,940)

		$ 1,324,937
SSgA U.S. Government Money Market Fund	616,545	616,545
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,216,039)		11,216,039
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,105,608,670)		1,600,185,215
OTHER ASSETS AND LIABILITIES — 0.1%		1,430,031
TOTAL NET ASSETS — 100.0%		$1,601,615,246

Notes to Schedule of Investments

(1)	Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2013 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,105,608,670)	$1,600,185,215
Receivable for investments sold	82,164,287
Receivable for capital shares sold	2,506,408
Dividends and interest receivable	27
1,684,855,937

Liabilities
Payable for investments purchased	49,874,276
Payable for capital shares redeemed	31,920,117
Accrued management fees	1,389,403
Distribution and service fees payable	56,895
83,240,691

Net Assets	$1,601,615,246

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,526,590,474
Disbursements in excess of net investment income	(2,575,612)
Accumulated net realized loss	(416,976,161)
Net unrealized appreciation	494,576,545
$1,601,615,246

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$924,678,575	34,906,128	$26.49
Institutional Class, $0.01 Par Value	$433,250,316	16,319,061	$26.55
A Class, $0.01 Par Value	$224,182,142	8,463,204	$26.49*
C Class, $0.01 Par Value	$13,863,677	531,339	$26.09
R Class, $0.01 Par Value	$5,640,536	213,885	$26.37
* Maximum offering price $28.11 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operation

FOR THE SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$ 16,209,935
Interest	8,745
16,218,680

Expenses:
Management fees	7,519,523
Distribution and service fees:
A Class	235,727
C Class	40,988
R Class	11,049
Directors’ fees and expenses	26,104
Other expenses	2,370
7,835,761

Net investment income (loss)	8,382,919

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	61,090,414
Change in net unrealized appreciation (depreciation) on investments	145,576,898

Net realized and unrealized gain (loss)	206,667,312

Net Increase (Decrease) in Net Assets Resulting from Operations	$215,050,231

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2013 (UNAUDITED), SEVEN MONTHS ENDED OCTOBER 31, 2012 AND YEAR ENDED MARCH 31, 2012
Increase (Decrease) in Net Assets	April 30, 2013	October 31, 2012(1)	March 31, 2012
Operations
Net investment income (loss)	$ 8,382,919	$ 4,728,133	$ 8,705,182
Net realized gain (loss)	61,090,414	55,348,950	66,741,271
Change in net unrealized appreciation (depreciation)	145,576,898	(21,761,266)	66,043,274
Net increase (decrease) in net assets resulting from operations	215,050,231	38,315,817	141,489,727

Distributions to Shareholders
From net investment income:
Investor Class	(7,731,368)	(1,508,856)	(7,773,868)
Institutional Class	(3,674,941)	(1,024,086)	(3,905,445)
A Class	(1,549,876)	(130,415)	(1,436,579)
C Class	(37,050)	—	(15,776)
R Class	(29,817)	(255)	(18,401)
Decrease in net assets from distributions	(13,023,052)	(2,663,612)	(13,150,069)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	140,417,028	80,720,171	(33,113,657)

Net increase (decrease) in net assets	342,444,207	116,372,376	95,226,001

Net Assets
Beginning of period	1,259,171,039	1,142,798,663	1,047,572,662
End of period	$1,601,615,246	$1,259,171,039	$1,142,798,663

Undistributed (disbursements in excess of) net investment income	$(2,575,612)	$2,064,521	—

(1)	The fund’s fiscal year end was changed from March 31 to October 31, resulting in a seven-month annual reporting period.

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2013 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee. On October 21, 2011, all outstanding B Class shares were converted to A Class shares and the fund discontinued offering the B Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund’s tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.05% to 1.20% for the Investor Class, A Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended April 30, 2013 was 1.14% for the Investor Class, A Class, C Class and R Class and 0.94% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2013 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation’s distributor, ACIS, and the corporation’s transfer agent, American Century Services, LLC are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 13% of the shares of the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2013 were $1,446,739,384 and $1,293,101,552, respectively.

For the six months ended April 30, 2013, the fund incurred net realized gains of $9,374,622 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2013		Seven months ended October 31, 2012(1)		Year ended March 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	150,000,000		150,000,000		150,000,000
Sold	8,446,008	$205,794,622	7,708,880	$177,520,406	10,880,030	$221,561,441
Issued in reinvestment of distributions	314,887	7,420,590	62,487	1,473,809	376,842	7,595,460
Redeemed	(6,796,072)	(166,809,221)	(5,988,471)	(137,976,791)	(11,017,255)	(217,677,225)
	1,964,823	46,405,991	1,782,896	41,017,424	239,617	11,479,676
Institutional Class/Shares Authorized	75,000,000		75,000,000		75,000,000
Sold	3,114,341	75,799,830	2,518,040	58,501,052	3,184,340	64,220,181
Issued in reinvestment of distributions	150,402	3,558,634	43,277	1,007,793	191,040	3,846,085
Redeemed	(984,496)	(23,691,055)	(1,494,712)	(34,482,678)	(5,577,862)	(107,633,958)
	2,280,247	55,667,409	1,066,605	25,026,167	(2,202,482)	(39,567,692)
A Class/SharesAuthorized	40,000,000		40,000,000		40,000,000
Sold	2,711,449	65,867,102	1,929,093	44,350,398	2,997,190	61,932,215
Issued in reinvestment of distributions	64,014	1,506,483	5,281	127,218	69,670	1,411,296
Redeemed	(1,535,389)	(37,464,343)	(1,475,587)	(33,972,461)	(3,508,480)	(69,618,846)
	1,240,074	29,909,242	458,787	10,505,155	(441,620)	(6,275,335)
B Class/Shares Authorized	N/A		N/A		5,000,000
Redeemed					(4,495)	(85,823)
C Class/Shares Authorized	5,000,000		5,000,000		5,000,000
Sold	326,566	7,933,299	146,482	3,347,592	59,962	1,222,030
Issued in reinvestment of distributions	1,191	27,479	—	—	657	13,257
Redeemed	(43,862)	(1,035,674)	(15,422)	(348,901)	(26,132)	(503,556)
	283,895	6,925,104	131,060	2,998,691	34,487	731,731
R Class/Shares Authorized	5,000,000		5,000,000		5,000,000
Sold	78,959	1,900,525	64,149	1,470,751	62,654	1,256,865
Issued in reinvestment of distributions	1,248	29,190	10	250	901	18,313
Redeemed	(17,325)	(420,433)	(13,013)	(298,267)	(33,454)	(671,392)
	62,882	1,509,282	51,146	1,172,734	30,101	603,786
Net increase (decrease)	5,831,921	$140,417,028	3,490,494	$80,720,171	(2,344,392)	$(33,113,657)

(1)	The fund’s fiscal year end was changed from March 31 to October 31, resulting in a seven-month annual reporting period.

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$1,588,969,176	—	—
Temporary Cash Investments	616,545	$10,599,494	—
Total Value of Investment Securities	$1,589,585,721	$10,599,494	—

 7. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2013, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,175,880,940
Gross tax appreciation of investments	$424,304,275
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$424,304,275

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2012, the fund had accumulated short-term capital losses of $(415,032,794), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2013(3)	$23.05	0.14	3.53	3.67	(0.23)	—	(0.23)	$26.49	16.05%	1.14%	(4)	1.20%	(4)	93%	$924,679
2012(5)	$22.35	0.09	0.66	0.75	(0.05)	—	(0.05)	$23.05	3.38%	1.15%	(4)	0.64%	(4)	86%	$759,303
2012	$19.58	0.17	2.87	3.04	(0.27)	—	(0.27)	$22.35	15.62%	1.16%		0.83%		168%	$696,245
2011	$15.79	0.13	3.83	3.96	(0.17)	—	(0.17)	$19.58	25.19%	1.16%		0.76%		238%	$605,529
2010	$7.80	0.28	8.01	8.29	(0.30)	—	(0.30)	$15.79	107.30%	1.16%		2.24%		236%	$565,463
2009	$21.67	0.46	(13.91)	(13.45)	(0.42)	—	(0.42)	$7.80	(62.80)%	1.15%		2.87%		109%	$361,510
2008	$31.37	0.43	(5.53)	(5.10)	(0.51)	(4.09)	(4.60)	$21.67	(16.60)%	1.14%		1.60%		153%	$864,011
Institutional Class
2013(3)	$23.10	0.17	3.53	3.70	(0.25)	—	(0.25)	$26.55	16.17%	0.94%	(4)	1.40%	(4)	93%	$433,250
2012(5)	$22.40	0.11	0.67	0.78	(0.08)	—	(0.08)	$23.10	3.47%	0.95%	(4)	0.84%	(4)	86%	$324,283
2012	$19.62	0.21	2.87	3.08	(0.30)	—	(0.30)	$22.40	15.86%	0.96%		1.03%		168%	$290,557
2011	$15.81	0.17	3.84	4.01	(0.20)	—	(0.20)	$19.62	25.48%	0.96%		0.96%		238%	$297,740
2010	$7.81	0.30	8.03	8.33	(0.33)	—	(0.33)	$15.81	107.71%	0.96%		2.44%		236%	$230,109
2009	$21.71	0.50	(13.94)	(13.44)	(0.46)	—	(0.46)	$7.81	(62.73)%	0.95%		3.07%		109%	$104,565
2008	$31.41	0.48	(5.54)	(5.06)	(0.55)	(4.09)	(4.64)	$21.71	(16.44)%	0.94%		1.80%		153%	$200,982

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data													Ratios and Supplemental Data
		Income From Investment Operations:				Distributions From:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income		Net Realized Gains	Total Distributions		Net Asset Value, End of Period	Total Return(2)	Operating Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate		Net Assets, End of Period (in thousands)
A Class (6)
2013(3)	$23.05	0.11		3.53	3.64	(0.20)		—	(0.20)		$26.49	15.92%	1.39%	(4)	0.95%	(4)	93%		$224,182
2012(5)	$22.35	0.05		0.67	0.72	(0.02)		—	(0.02)		$23.05	3.21%	1.40%	(4)	0.39%	(4)	86%		$166,497
2012	$19.60	0.11		2.87	2.98	(0.23)		—	(0.23)		$22.35	15.33%	1.41%		0.58%		168%		$151,198
2011	$15.81	0.09		3.83	3.92	(0.13)		—	(0.13)		$19.60	24.92%	1.41%		0.51%		238%		$141,257
2010	$7.81	0.24		8.02	8.26	(0.26)		—	(0.26)		$15.81	106.76%	1.41%		1.99%		236%		$138,037
2009	$21.69	0.42		(13.94)	(13.52)	(0.36)		—	(0.36)		$7.81	(62.88)%	1.40%		2.62%		109%		$84,568
2008	$31.41	0.36		(5.53)	(5.17)	(0.46)		(4.09)	(4.55)		$21.69	(16.84)%	1.39%		1.35%		153%		$253,419
C Class
2013(3)	$22.72	—	(7)	3.50	3.50	(0.13)		—	(0.13)		$26.09	15.48%	2.14%	(4)	0.20%	(4)	93%		$13,864
2012(5)	$22.11	(0.05)		0.66	0.61	—		—	—		$22.72	2.76%	2.15%	(4)	(0.36)%	(4)	86%		$5,622
2012	$19.48	(0.02)		2.82	2.80	(0.17)		—	(0.17)		$22.11	14.44%	2.16%		(0.17)%		168%		$2,574
2011	$15.75	(0.04)		3.82	3.78	(0.05)		—	(0.05)		$19.48	24.00%	2.16%		(0.24)%		238%		$1,595
2010	$7.78	0.14		7.99	8.13	(0.16)		—	(0.16)		$15.75	105.21%	2.16%		1.24%		236%		$983
2009	$21.62	0.35		(13.90)	(13.55)	(0.29)		—	(0.29)		$7.78	(63.12)%	2.15%		1.87%		109%		$334
2008(8)	$29.12	0.13		(3.41)	(3.28)	(0.13)		(4.09)	(4.22)		$21.62	(11.57)%	2.14%	(4)	1.15%	(4)	153%	(9)	$62
R Class
2013(3)	$22.95	0.08		3.52	3.60	(0.18)		—	(0.18)		$26.37	15.77%	1.64%	(4)	0.70%	(4)	93%		$5,641
2012(5)	$22.27	0.02		0.66	0.68	—	(7)	—	—	(7)	$22.95	3.06%	1.65%	(4)	0.14%	(4)	86%		$3,466
2012	$19.55	0.08		2.84	2.92	(0.20)		—	(0.20)		$22.27	15.01%	1.66%		0.33%		168%		$2,224
2011	$15.78	0.06		3.81	3.87	(0.10)		—	(0.10)		$19.55	24.60%	1.66%		0.26%		238%		$1,364
2010	$7.79	0.21		8.01	8.22	(0.23)		—	(0.23)		$15.78	106.38%	1.66%		1.74%		236%		$444
2009	$21.65	0.44		(13.96)	(13.52)	(0.34)		—	(0.34)		$7.79	(62.98)%	1.65%		2.37%		109%		$127
2008(8)	$29.12	0.19		(3.41)	(3.22)	(0.16)		(4.09)	(4.25)		$21.65	(11.37)%	1.64%	(4)	1.65%	(4)	153%	(9)	$26

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Six months ended April 30, 2013 (unaudited).
(4)	Annualized.
(5)	April 1, 2012 through October 31, 2012. The fund’s fiscal year end was changed from March 31 to October 31, resulting in a seven-month annual reporting period.
(6)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.
(7)	Per-share amount was less than $0.005.
(8)	September 28, 2007 (commencement of sale) through March 31, 2008.
(9)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2008.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Capital Portfolios, Inc.

Investment Advisor:

American Century Investment Management, Inc.

Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SAN-78335 1306

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 28, 2013

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 28, 2013